SCHEDULE OF PROVISION FOR INCOME TAXES (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Aug. 31, 2025	Aug. 31, 2024	Feb. 28, 2025	Feb. 29, 2024
Income Tax Disclosure [Abstract]
Current tax		$ 163	$ 207	$ 254
Over provision for prior years			(84)	(1)
Income tax expense		$ 163	$ 123	$ 253